Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Income Tax Benefits Due to the Losses Incurred
During the years ended December 31, 2022 and 2021, the Company recorded no income tax benefits due to the losses incurred and the uncertainty of future taxable income. For financial reporting purposes, net loss before income taxes, includes the following components:

	Years Ended December 31,
	2022	2021
	(in thousands)
Domestic	$(102,835)	$(153,426)
Foreign	149	104

Total	$(102,686)	$(153,322)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the expected income tax (benefit) computed u sing
the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years Ended December 31,
	2022	2021
Federal statutory rate%	21.0%	21.0%
State rate, net of federal benefit%	2.1%	7.5%
Change in valuation allowance%	(28.6)%	(28.0)%
Tax credits generated%	3.0%	3.3%
Stock-based compensation%	1.0%	(2.6)%
Warrant revaluation%	2.5%	1.5%
Permanent differences%	(0.8)%	(2.5)%
Other Items	(0.1)%	(0.3)%

Effective tax rate%	0.1%	-0.1%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consist of the following:

	Years Ended December 31,
	2022	2021
	(in thousands)
Federal and state net operating carryforwards	$86,745	$70,569
Research and development and other credits	17,903	13,046
Stock-based compensation	1,674	1,742
Capitalized R&D	10,487	—
Lease Liabilities	2,245	—
Other	1,707	4,359

Gross deferred tax assets	120,761	89,716

Valuation allowance	(118,971)	(89,633)

Right of use asset	(1,743)	—

Net deferred tax assets	$47	$83